Acquisitions and Divestitures - Acquisition of Sleep Country Canada Holdings Inc. (Details) $ / shares in Units, $ in Millions, $ in Millions	Oct. 01, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Oct. 01, 2024 CAD ($)
Acquisitions and Divestitures
Purchase consideration | $		$ 1,978.7
Sleep Country
Acquisitions and Divestitures
Purchase consideration	$ 880.6		$ 1,200.0
Cash consideration for acquisition of shares, per share | $ / shares	$ 35
Cash consideration	$ 562.7		759.9
New non-recourse borrowings	$ 317.9		$ 429.2